T. ROWE PRICE Institutional Floating Rate Fund
August 31, 2026 Unaudited

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  89.3% (1)
Aerospace & Defense  3.3%
Apple Bidco, FRN, 1M TSFR +
2.50%, 6.186%, 9/23/31  4,338 4,354
Bleriot U.S. Bidco, FRN, 3M TSFR +
2.25%, 5.982%, 10/31/30  14,166 14,199
Brown Group Holding, FRN, 3M
TSFR + 2.25%, 6.025%, 7/1/31  23,035 23,117
Dynasty Acquisition, FRN, 1M TSFR
+ 2.00%, 5.686%, 10/31/31  22,721 22,793
Kaman, FRN, 3M TSFR + 2.00%,
2/26/32 (2) 306 307
Kaman, FRN, 3M TSFR + 2.00%,
5.67%, 2/26/32  2,639 2,645
Mahseer Holdings, FRN, 3M TSFR +
3.25%, 3/16/33 (2) 146 146
Mahseer Holdings, FRN, 3M TSFR +
3.25%, 6.982%, 3/16/33  909 912
TransDigm, FRN, 1M TSFR + 2.25%,
5.936%, 3/22/30  20,062 20,104
TransDigm, FRN, 1M TSFR + 2.50%,
6.186%, 2/28/31  25,471 25,551
TransDigm, FRN, 1M TSFR + 2.50%,
6.186%, 1/19/32  699 701
TransDigm, FRN, 1M TSFR + 2.50%,
6.186%, 8/19/32  19,700 19,762
TransDigm, FRN, 1M TSFR + 2.50%,
6.186%, 2/13/33  21,312 21,371
Zeus US Bidco, FRN, 1M TSFR +
2.75%, 8/5/33 (3) 4,105 4,105
160,067
Automotive  3.5%
American Auto Auction Group,
FRN, 3M TSFR + 4.50%, 8.232%,
5/28/32 (3) 2,050 2,060
American Axle & Manufacturing,
FRN, 3M TSFR + 3.25%, 6.907%,
2/3/33  5,349 5,359
Autokiniton U.S. Holdings, FRN, 1M
TSFR + 4.00%, 7.801%, 4/6/28  32,804 32,755
Belron Finance 2019, FRN, 3M TSFR
+ 2.00%, 5.758%, 10/16/31  9,273 9,285
Clarios Global, FRN, 1M TSFR +
2.50%, 6.186%, 5/6/30  4,648 4,661
Clarios Global, FRN, 1M TSFR +
2.50%, 6.186%, 1/28/32  39,228 39,326
DexKo Global, FRN, 3M TSFR +
4.50%, 8.323%, 10/9/31  12,020 11,590
Mavis Tire Express Services Topco,
FRN, 6M TSFR + 3.00%, 6.669%,
5/4/28  31,225 31,187
Mavis Tire Express Services Topco,
FRN, 6M TSFR + 3.25%, 7.134%,
5/9/33  7,220 7,212
Tenneco, FRN, 3M TSFR + 5.00%,
8.833%, 11/17/28  7,195 7,192
Par/Shares $ Value
(Amounts in 000s)
‡
Wand NewCo 3, FRN, 1M TSFR +
2.50%, 6.186%, 1/30/31  16,530 16,475
167,102
Beverages  0.2%
Celsius Holdings, FRN, 3M TSFR +
2.00%, 5.753%, 4/1/32  9,691 9,681
9,681
Broadcasting  4.4%
Clear Channel Outdoor Holdings,
FRN, 1M TSFR + 4.00%, 7.801%,
8/21/28  14,827 14,839
CMG Media, FRN, 3M TSFR +
3.50%, 7.332%, 6/18/29  39,260 36,993
Discovery Global Holdings, FRN, 1M
TSFR + 2.50%, 6.186%, 6/3/33  38,382 38,457
E.W. Scripps, FRN, 1M TSFR +
3.35%, 7.123%, 11/30/29  7,655 7,435
E.W. Scripps, FRN, 1M TSFR +
5.75%, 9.523%, 6/30/28  11,389 11,365
iHeartCommunications, FRN, 1M
TSFR + 5.78%, 9.576%, 5/1/29  20,945 18,546
Neptune Bidco U.S., FRN, 3M TSFR
+ 5.00%, 8.863%, 2/3/33  42,760 42,621
Nexstar Media, FRN, 1M TSFR +
2.50%, 6.186%, 6/28/32  2,036 2,035
Nexstar Media, FRN, 1M TSFR +
2.75%, 6.436%, 3/18/33  19,648 19,695
Sinclair Television Group, FRN, 3M
TSFR + 3.30%, 7.147%, 12/31/29 (3) 8,406 7,729
Townsquare Media, FRN, 3M TSFR
+ 5.00%, 8.723%, 2/19/30  6,610 4,829
Univision Communications, FRN, 1M
TSFR + 3.25%, 7.051%, 1/31/29  5,760 5,708
Univision Communications, FRN, 3M
TSFR + 4.25%, 7.982%, 6/24/29  4,470 4,473
214,725
Building & Real Estate  0.1%
Cushman & Wakefield U.S. Borrower,
FRN, 1M TSFR + 2.25%, 5.936%,
6/13/33  4,715 4,715
4,715
Building Products  1.4%
Chariot Buyer, FRN, 1M TSFR +
2.75%, 6.436%, 9/8/32  13,969 13,983
CP Atlas Buyer, FRN, 1M TSFR +
5.25%, 8.936%, 7/8/30  852 732
MI Windows & Doors, FRN, 1M
TSFR + 2.75%, 6.436%, 3/28/31  11,678 11,532
Quikrete Holdings, FRN, 1M TSFR +
2.25%, 5.936%, 3/19/29 (3) 7,090 7,104
Quikrete Holdings, FRN, 1M TSFR +
2.25%, 5.936%, 2/10/32  30,945 30,974
QXO Building Products, FRN, 1M
TSFR + 2.00%, 5.686%, 7/1/33  4,760 4,754
69,079
Cable Operators  1.0%
CSC Holdings, FRN, 3M USD PRIME
+ 1.50%, 6.45%, 4/15/27  22,953 13,542

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Directv Financing, FRN, 3M TSFR +
4.50%, 8.323%, 8/2/29  8,522 8,576
Directv Financing, FRN, 3M TSFR +
5.50%, 9.323%, 2/17/31  11,147 11,204
Radiate Holdco, FRN, 1M TSFR +
3.50%, 8.801%, 9/25/29 (1.50% PIK
and 1M TSFR + 3.50% Cash) (4) 11,956 10,516
Radiate Holdco, FRN, 1M TSFR +
4.00%, 4.593%, 6/26/29 (2) 2,366 2,363
46,201
Chemicals  2.1%
Bond U.S. Bidco 1, FRN, 3M TSFR +
3.50%, 7.244%, 5/7/33  14,566 14,654
INEOS U.S. Finance, FRN, 1M TSFR
+ 5.00%, 8.686%, 6/25/32  12,200 11,285
Nouryon Finance, FRN, 3M TSFR +
3.50%, 7.213%, 7/8/31  17,346 17,406
Qnity Electronics, FRN, 3M TSFR +
1.75%, 5.514%, 11/1/32  14,813 14,789
SCIH Salt Holdings, FRN, 3M TSFR
+ 2.75%, 6.499%, 8/13/31  14,310 14,241
W. R. Grace Holdings, FRN, 3M
TSFR + 3.00%, 6.732%, 8/19/32 (3) 14,335 14,376
Windsor Holdings III, FRN, 1M TSFR
+ 2.75%, 6.436%, 8/1/30  16,521 16,571
103,322
Consumer Products  2.5%
19th Holdings Golf, FRN, 1M TSFR +
3.00%, 6.751%, 2/7/29  10,780 10,817
ABG Intermediate Holdings 2, FRN,
1M TSFR + 2.25%, 5.936%, 12/21/28  4,909 4,920
ADI Global Distribution Funding,
FRN, 1M TSFR + 2.75%, 6.436%,
7/1/33  3,240 3,244
Lavender U.S. HoldCo 1, FRN, 3M
TSFR + 3.25%, 6.982%, 12/30/32  6,964 6,957
Life Time, FRN, 1M TSFR + 1.75%,
5.39%, 11/5/31  7,910 7,895
Marquee Brands Intermediate
Holdings II, FRN, 3M TSFR + 5.25%,
8.978%, 8/18/33  4,805 4,802
OAK-Eagle Acquireco, FRN, 3M
TSFR + 3.50%, 7.251%, 3/24/33  57,345 57,873
Peloton Interactive, FRN, 1M TSFR +
5.50%, 9.186%, 5/30/29  8,572 8,576
Prestige Brands, FRN, 1M TSFR +
2.00%, 5.686%, 6/13/33  7,133 7,168
Tory Burch, FRN, 1M TSFR + 4.00%,
7.686%, 4/17/31  8,920 8,978
121,230
Container  2.5%
Charter Next Generation, FRN, 1M
TSFR + 2.50%, 6.147%, 11/29/30  37,094 37,187
Iris Holding, FRN, 3M TSFR +
4.75%, 8.673%, 6/28/28  14,841 14,264
Proampac PG Borrower, FRN, 3M
TSFR + 4.00%, 7.806%, 3/7/33  23,859 23,765
Sword Purchaser, FRN, 1M TSFR +
4.00%, 7.686%, 4/9/33  36,260 35,824
Par/Shares $ Value
(Amounts in 000s)
‡
Trident TPI Holdings, FRN, 3M TSFR
+ 3.75%, 7.482%, 9/15/28  7,636 7,466
118,506
Diversified Chemicals  0.3%
INEOS U.S. Finance, FRN, 1M TSFR
+ 3.00%, 6.686%, 2/7/31  5,386 5,005
INEOS U.S. Finance, FRN, 1M TSFR
+ 3.25%, 6.936%, 2/19/30  7,695 7,256
12,261
Energy  2.0%
Calcasieu Pass Funding, FRN, 6M
TSFR + 3.25%, 6.954%, 4/11/33  26,949 27,114
CPPIB OVM Member U.S., FRN, 3M
TSFR + 2.25%, 5.982%, 8/20/31  4,833 4,836
Deep Blue Operating I, FRN, 3M
TSFR + 2.25%, 5.902%, 10/1/32 (5) 13,945 13,980
Goodnight Water Solutions Holdings,
FRN, 1M TSFR + 4.00%, 7.686%,
6/4/29  7,135 7,152
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 1.50%, 8.25%, 4/1/32  9,171 9,183
NGL Energy Operating, FRN, 1M
TSFR + 3.25%, 6.889%, 3/11/33  19,681 19,776
Northriver Midstream Finance, FRN,
3M TSFR + 2.25%, 5.975%, 8/16/30  10,354 10,360
Pelican Pipeline, FRN, 3M TSFR +
2.75%, 6.482%, 3/25/33  3,505 3,522
95,923
Entertainment & Leisure  3.7%
AMC Entertainment Holdings, FRN,
1M TSFR + 6.00%, 9.652%, 1/4/29  42,564 42,680
Crown Finance U.S., FRN, 1M TSFR
+ 4.50%, 8.147%, 12/2/31  42,437 42,593
Delta 2, FRN, 3M TSFR + 1.75%,
5.482%, 9/19/31  16,890 16,890
EOC Borrower, FRN, 1M TSFR +
2.75%, 6.436%, 3/24/32  26,335 26,421
Odeon Finco, 10.50%, 4/17/31  3,197 3,270
TKO Worldwide Holdings, FRN, 3M
TSFR + 1.75%, 5.507%, 11/21/31  46,521 46,468
United Talent Agency, FRN, 1M
TSFR + 2.50%, 6.139%, 6/10/32  2,200 2,202
180,524
Financial  13.8%
Acrisure, FRN, 1M TSFR + 3.00%,
6.686%, 11/6/30  28,878 24,450
Acrisure, FRN, 1M TSFR + 3.25%,
6.936%, 6/21/32  6,906 5,461
Alera Group, FRN, 1M TSFR +
2.75%, 6.436%, 5/30/32  19,810 19,342
Alera Group, FRN, 1M TSFR +
5.50%, 9.186%, 5/30/33  61,789 58,764
Alliant Holdings Intermediate, FRN,
1M TSFR + 2.50%, 6.186%, 9/19/31  33,137 33,053
Aretec Group, FRN, 1M TSFR +
3.00%, 6.686%, 8/9/30  7,150 7,156
BCPE Pequod Buyer, FRN, 1M
TSFR + 2.75%, 6.436%, 11/25/31  26,726 26,526

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Blackstone Mortgage Trust, FRN, 1M
TSFR + 2.50%, 6.186%, 12/10/30  4,313 4,302
Chrysaor Bidco, FRN, 3M TSFR +
3.00%, 6.763%, 10/30/31  8,201 8,238
Citadel Securities Global Holdings,
FRN, 3M TSFR + 2.00%, 5.661%,
6/10/33  7,933 7,947
Citco Funding, FRN, 3M TSFR +
2.00%, 5.823%, 1/30/33  7,091 7,092
CRC Insurance Group, FRN, 3M
TSFR + 4.75%, 8.482%, 5/6/32  62,965 60,354
Cub Financing Intermediate, FRN,
3M TSFR + 4.25%, 8.009%, 8/5/33  9,830 9,873
Edelman Financial Engines Center,
FRN, 1M TSFR + 4.00%, 7.686%,
12/1/31  49,968 50,169
EP Wealth Advisors, FRN, 3M TSFR
+ 2.50%, 6.186%, 10/18/32  4,693 4,709
Focus Financial Partners, FRN, 1M
TSFR + 2.50%, 6.186%, 9/15/31  43,422 42,889
GTCR Everest Borrower, FRN, 3M
TSFR + 2.25%, 5.982%, 9/5/31  9,343 9,330
HighTower Holding, FRN, 3M TSFR
+ 2.75%, 2/3/32 (2) 1,178 1,175
HighTower Holding, FRN, 3M TSFR
+ 2.75%, 6.509%, 2/3/32 (5) 3,533 3,524
HighTower Holding, FRN, 3M TSFR
+ 2.75%, 6.573%, 2/3/32 (5) 37,480 37,386
HUB International, FRN, 3M TSFR +
2.25%, 5.984%, 6/20/30  62,486 62,632
Insignia Financial, FRN, 3M TSFR +
4.50%, 8.164%, 4/11/33 (5) 15,180 15,332
Jones DesLauriers Insurance
Management, FRN, 3M TSFR +
3.00%, 6.823%, 2/2/33  21,511 21,188
KREF Holdings X, FRN, 1M TSFR +
2.50%, 6.152%, 3/5/32  6,821 6,633
OneDigital Borrower, FRN, 1M TSFR
+ 3.00%, 6.686%, 7/2/31  21,875 21,574
OneDigital Borrower, FRN, 1M TSFR
+ 5.25%, 8.936%, 7/2/32  32,105 30,339
Orion Advisor Solutions, FRN, 3M
TSFR + 2.75%, 6.573%, 9/24/30  5,638 5,617
Osaic Holdings, FRN, 3M TSFR +
2.50%, 6.232%, 7/30/32  7,171 7,157
PEX Holdings, FRN, 3M TSFR +
2.75%, 6.482%, 11/26/31  6,438 6,451
Ryan Specialty, FRN, 1M TSFR +
2.00%, 5.686%, 9/15/31  4,693 4,687
Sedgwick Claims Management
Services, FRN, 1M TSFR + 2.50%,
6.186%, 7/31/31  51,101 51,082
TPG Re Finance Trust, FRN, 1M
TSFR + 2.75%, 6.436%, 5/16/33 (5) 3,370 3,378
Wealthspire, FRN, 1M TSFR +
2.50%, 5.709%, 11/1/32 (2) 7,155 7,090
664,900
Par/Shares $ Value
(Amounts in 000s)
‡
Food  0.7%
B&G Foods, FRN, 1M TSFR +
3.50%, 7.186%, 10/10/29  4,045 3,979
Chobani, FRN, 1M TSFR + 2.25%,
5.936%, 10/28/32  13,407 13,454
Primo Brands, FRN, 3M TSFR +
2.75%, 6.482%, 3/31/31  9,491 9,546
Snacking Investments U.S., FRN, 3M
TSFR + 2.50%, 6.323%, 10/29/32  6,070 6,088
33,067
Gaming  1.6%
Caesars Entertainment, FRN, 1M
TSFR + 2.25%, 5.936%, 2/6/30  22,728 22,169
Caesars Entertainment, FRN, 1M
TSFR + 2.25%, 5.936%, 2/6/31  3,325 3,197
Flutter Financing, FRN, 3M TSFR +
2.00%, 5.732%, 6/4/32  935 918
HRNI Holdings, FRN, 3M TSFR +
4.25%, 8.132%, 12/11/28  16,144 15,696
Light & Wonder International, FRN,
1M TSFR + 2.00%, 5.659%, 4/16/29  4,634 4,634
Ontario Gaming GTA, FRN, 3M
TSFR + 4.25%, 7.982%, 8/1/30  6,587 6,368
Pioneer Opco, FRN, 1M TSFR +
3.25%, 6.936%, 5/15/33  14,340 14,443
Playtika Holding, FRN, 1M TSFR +
2.75%, 6.551%, 3/13/28  2,166 2,114
Voyager Parent, FRN, 3M TSFR +
4.25%, 7.982%, 7/1/32  9,399 9,419
78,958
Health Care  7.9%
1261229 B.C., FRN, 1M TSFR +
6.25%, 9.936%, 10/8/30  19,298 19,181
Argent Finco, FRN, 3M TSFR +
2.50%, 6.232%, 11/22/32  2,390 2,396
Athenahealth Group, FRN, 1M TSFR
+ 3.25%, 6.936%, 2/16/32  50,025 49,972
Bausch + Lomb, FRN, 1M TSFR +
3.75%, 7.436%, 1/15/31  23,175 23,303
Concentra Health Services, FRN, 1M
TSFR + 1.75%, 5.436%, 7/26/31  3,948 3,941
Dechra Finance U.S., FRN, 6M
TSFR + 2.75%, 6.697%, 1/27/32  5,948 5,956
Global Medical Response, FRN, 1M
TSFR + 3.25%, 6.909%, 10/1/32  6,063 6,089
Hanger, FRN, 1M TSFR + 3.50%,
7.062%, 10/23/31 (2) 3,822 3,843
Heartland Dental, FRN, 1M TSFR +
3.50%, 7.186%, 8/25/32  16,209 16,256
Hopper Merger Sub, FRN, 3M TSFR
+ 2.25%, 5.995%, 4/7/33  33,770 33,279
Hopper Merger Sub, FRN, 3M TSFR
+ 5.00%, 8.745%, 1/5/34 (5) 85,865 84,362
Insulet, FRN, 1M TSFR + 2.00%,
5.686%, 8/1/31  2,201 2,209
LifePoint Health, FRN, 3M TSFR +
3.50%, 7.25%, 5/17/31  11,720 11,142

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
LifePoint Health, FRN, 3M TSFR +
3.75%, 7.503%, 5/17/31  9,394 8,985
Mendel U.S. Holding, FRN, 3M TSFR
+ 2.75%, 6.488%, 11/12/30  3,727 3,748
Paradigm Parent, FRN, 3M TSFR +
4.50%, 8.232%, 4/16/32  4,266 3,903
Pediatric Associates Holding, FRN,
3M TSFR + 5.00%, 8.764%, 12/29/31  9,800 9,552
PetVet Care Centers, FRN, 1M TSFR
+ 6.00%, 8.928%, 10/24/30 (2) 4,765 3,367
QuidelOrtho, FRN, 1M TSFR +
4.00%, 7.686%, 8/20/32  11,929 11,544
Radiology Partners, FRN, 3M TSFR
+ 4.50%, 8.232%, 6/30/32  11,792 11,693
Surgery Center Holdings, FRN, 1M
TSFR + 2.50%, 6.186%, 12/19/30 (3) 35,390 35,477
Team Health Holdings, FRN, 3M
TSFR + 4.00%, 7.823%, 6/30/28  16,477 16,457
U.S. Renal Care, FRN, 1M TSFR +
5.00%, 8.801%, 6/28/28  7,215 6,924
Waystar Technologies, FRN, 1M
TSFR + 2.00%, 5.686%, 10/22/29 (5) 9,364 9,388
382,967
Healthcare  2.0%
Amneal Pharmaceuticals, FRN, 1M
TSFR + 2.50%, 6.186%, 8/1/32  3,577 3,589
Creek Parent, FRN, 1M TSFR +
3.00%, 6.64%, 8/12/33 (5) 16,190 16,230
IVI America, FRN, 3M TSFR +
2.75%, 6.482%, 4/9/31  4,731 4,744
National Mentor Holdings, FRN, 1M
TSFR + 6.00%, 9.686%, 12/12/30  11,747 11,856
Opal U.S., FRN, 3M TSFR + 2.50%,
6.232%, 4/28/32  49,548 49,792
Syneos Health U.S., FRN, 3M TSFR
+ 3.50%, 7.233%, 9/27/30 (3) 10,422 10,483
96,694
Information Technology  10.9%
Applied Systems, FRN, 3M TSFR +
2.25%, 5.982%, 2/24/31  40,819 40,156
Applied Systems, FRN, 3M TSFR +
4.50%, 8.232%, 2/23/32  47,869 46,979
Avalara, FRN, 3M TSFR + 2.50%,
6.232%, 3/26/32  16,999 16,647
Bending Spoons U.S., FRN, 1M
TSFR + 5.25%, 3/7/31 (3) 7,140 7,189
Carvana, FRN, 1M TSFR + 2.25%,
5.936%, 8/15/33  35,950 35,740
CCC Intelligent Solutions, FRN, 1M
TSFR + 2.00%, 5.686%, 1/23/32  5,617 5,606
Cloud Software Group, FRN, 3M
TSFR + 3.25%, 6.982%, 3/21/31 (3) 15,334 14,633
Cloud Software Group, FRN, 3M
TSFR + 3.25%, 6.982%, 8/13/32  12,961 12,302
Delivery Hero Finco, FRN, 3M TSFR
+ 5.00%, 8.738%, 12/12/29  17,619 17,780
Delivery Hero Finco, FRN, 3M TSFR
+ 5.00%, 8.738%, 6/16/32  8,043 8,187
Par/Shares $ Value
(Amounts in 000s)
‡
Delta Topco, FRN, 3M TSFR +
2.75%, 6.402%, 11/30/29  12,238 11,922
Delta Topco, FRN, 3M TSFR +
5.25%, 8.902%, 11/29/30  7,490 6,966
Disco Parent, FRN, 3M TSFR +
3.00%, 6.764%, 8/6/32 (5) 7,068 7,015
Ellucian Holdings, FRN, 1M TSFR +
2.50%, 6.186%, 10/9/29  23,795 23,255
Ellucian Holdings, FRN, 1M TSFR +
4.75%, 8.436%, 11/22/32  45,093 43,628
Epicor Software, FRN, 1M TSFR +
2.75%, 6.436%, 5/30/31  26,064 25,474
Fleet U.S. Bidco, FRN, 6M TSFR +
2.50%, 6.479%, 2/21/31 (5) 8,738 8,771
Javelin Buyer, FRN, 3M TSFR +
5.00%, 8.764%, 12/6/32  9,645 8,636
Kaseya, FRN, 3M TSFR + 5.00%,
8.823%, 3/21/33  25,622 14,327
Lambda Compute II, FRN, 1M TSFR
+ 3.00%, 12/31/30 (3) 5,939 5,966
McAfee, FRN, 1M TSFR + 3.00%,
6.686%, 3/1/29  35,272 33,298
MH Sub I, FRN, 1M TSFR + 4.25%,
7.936%, 5/3/28  12,965 12,808
MH Sub I, FRN, 1M TSFR + 4.25%,
7.936%, 12/31/31  5,985 5,563
MH Sub I, FRN, 1M TSFR + 6.25%,
9.936%, 2/23/29  8,909 8,753
Orion U.S. Finco, FRN, 3M TSFR +
3.00%, 6.749%, 10/12/32 (3) 9,601 9,610
Orion U.S. Finco, FRN, 3M TSFR +
5.50%, 9.263%, 10/11/33  7,079 7,013
Proofpoint, FRN, 3M TSFR + 4.50%,
8.249%, 8/31/30 (3) 38,156 37,604
RealPage, FRN, 3M TSFR + 3.00%,
6.994%, 4/24/28  4,970 4,890
RealPage, FRN, 3M TSFR + 3.75%,
7.482%, 4/24/28  27,003 26,577
Red Planet Borrower, FRN, 1M TSFR
+ 3.75%, 7.436%, 9/8/32  18,714 18,777
526,072
Manufacturing  3.7%
A B Boyd, FRN, 1M TSFR + 4.50%,
8.186%, 11/8/31 (3) 8,135 8,054
Alliance Laundry Systems, FRN, 3M
TSFR + 2.00%, 5.788%, 8/19/31  2,615 2,618
Altar Bidco, FRN, 12M TSFR +
3.35%, 6.858%, 2/1/29 (3) 25,832 25,917
Altar Bidco, FRN, 12M TSFR +
5.60%, 4.148%, 2/1/30  5,125 4,997
CompoSecure Holdings, FRN, 3M
TSFR + 2.25%, 5.918%, 1/14/33  7,030 7,012
Dwyer Instruments, FRN, 3M TSFR +
2.50%, 5.875%, 7/25/33 (2) 8,630 8,641
Engineered Machinery Holdings,
FRN, 3M TSFR + 2.75%, 6.491%,
11/26/32  58,407 58,622
Madison IAQ, FRN, 6M TSFR +
1.75%, 5.47%, 5/6/32  2,999 2,994

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Merlin Buyer, FRN, 3M TSFR +
4.00%, 7.732%, 4/15/33  14,453 14,540
Pro Mach Group, FRN, 1M TSFR +
2.50%, 6.186%, 10/15/32  33,166 33,289
Recess Holdings, FRN, 3M TSFR +
3.75%, 7.56%, 2/20/30  3,834 3,834
Watlow Electric Manufacturing,
FRN, 3M TSFR + 2.75%, 5.808%,
6/17/33 (2) 9,400 9,445
179,963
Metals & Mining  0.5%
Arsenal AIC Parent, FRN, 1M TSFR
+ 2.75%, 6.436%, 8/18/30  10,035 10,067
Worthington Steel, FRN, 1M TSFR +
4.00%, 7.686%, 6/1/33  14,286 14,393
24,460
Other Telecommunications  2.8%
Coreweave Financing, FRN, 1M
TSFR + 4.50%, 3.811%, 11/15/31 (2)
(3) 21,415 21,589
Coreweave Financing, FRN, 1M
TSFR + 5.50%, 4.445%, 9/1/31 (2) 6,068 6,083
Level 3 Financing, FRN, 1M TSFR +
2.75%, 6.436%, 3/29/32  54,230 54,414
QTS Thunder Managing Issuer, FRN,
3M TSFR + 2.25%, 6.025%, 7/22/33  23,069 22,915
QualityTech, FRN, 1M TSFR +
3.50%, 7.151%, 11/4/31 (5) 8,453 8,347
Uniti Services, FRN, 1M TSFR +
4.00%, 7.686%, 10/6/32  9,393 9,405
VCI Asset Holdings 1, 10.00%,
11/20/30  4,867 5,131
VCI Asset Holdings 3, 6.875%,
4/24/31  3,791 3,812
Zayo Group Holdings, FRN, 1M
TSFR + 3.00%, 7.801%, 3/11/30
(1.00% PIK and 1M TSFR + 3.00%
Cash) (4) 4,418 4,422
136,118
Restaurants  0.9%
Dave & Buster's, FRN, 3M TSFR +
3.25%, 7.063%, 6/29/29  11,039 9,049
Fertitta Entertainment, FRN, 1M
TSFR + 3.25%, 6.936%, 1/27/29  4,718 4,728
IRB Holding, FRN, 1M TSFR +
2.50%, 6.186%, 12/15/30  21,176 21,240
Raising Cane's Restaurants,
FRN, 1M TSFR + 2.00%, 5.651%,
6/6/33 (3) 7,650 7,593
42,610
Retail  1.6%
Boots Group Finco, FRN, 3M TSFR +
3.25%, 6.92%, 8/30/32  14,266 14,313
Evergreen Acqco 1, FRN, 3M TSFR
+ 2.50%, 6.168%, 9/17/32  5,240 5,251
Men's Wearhouse, FRN, 3M TSFR +
5.75%, 9.561%, 1/28/31  16,601 16,729
Par/Shares $ Value
(Amounts in 000s)
‡
PetSmart, FRN, 1M TSFR + 4.00%,
7.688%, 8/18/32  14,063 14,142
Sweetwater Borrower, FRN, 1M
TSFR + 3.25%, 6.936%, 2/17/33 (5) 8,106 8,136
Victra Holdings, FRN, 3M TSFR +
3.75%, 7.482%, 3/29/29  16,343 16,152
74,723
Satellites  1.5%
Connect Finco, FRN, 1M TSFR +
4.50%, 8.186%, 9/27/29  28,147 28,298
Galileo Parent, FRN, 3M TSFR +
4.50%, 8.118%, 3/3/33  28,215 28,333
Iridium Satellite, FRN, 1M TSFR +
2.25%, 5.936%, 9/20/30  4,418 4,419
Viasat, FRN, 1M TSFR + 4.50%,
8.273%, 3/2/29  5,657 5,697
Viasat, FRN, 1M TSFR + 4.50%,
8.273%, 5/30/30  5,469 5,502
72,249
Services  9.1%
Aggreko Holdings, FRN, 3M TSFR +
3.00%, 6.74%, 5/21/31  24,995 25,088
Ahead DB Holdings, FRN, 3M TSFR
+ 2.75%, 6.45%, 2/1/31  6,982 6,965
Allied Universal Holdco, FRN, 1M
TSFR + 3.25%, 6.936%, 8/20/32  47,202 47,378
Allium Buyer, FRN, 1M TSFR +
4.25%, 8/12/31 (3)(5) 8,410 8,378
Anticimex Global, FRN, 3M TSFR +
2.90%, 6.55%, 11/17/31  4,924 4,939
Ascend Learning, FRN, 1M TSFR +
3.00%, 6.685%, 12/11/28  28,960 28,920
Camelot U.S. Acquisition, FRN, 1M
TSFR + 2.75%, 6.436%, 1/31/31  12,645 11,780
Crown Subsea Communications
Holding, FRN, 1M TSFR + 3.00%,
6.686%, 1/30/31  5,725 5,756
Dayforce Bidco, FRN, 3M TSFR +
3.00%, 6.823%, 2/4/33 (3) 34,945 33,690
Edge Finco, FRN, 3M TSFR +
3.50%, 8/22/31 (EUR) (3) 6,550 7,649
Fortress Intermediate 3, FRN, 1M
TSFR + 3.00%, 6.642%, 6/27/31  14,138 14,096
Gaia Purchaser, FRN, 1M TSFR +
4.00%, 6/25/33 (3) 14,755 14,838
HomeServe USA Holding, FRN, 1M
TSFR + 2.00%, 5.652%, 10/21/30  2,337 2,334
Icon Parent, FRN, 3M TSFR +
2.75%, 6.446%, 11/13/31  22,358 21,404
Mermaid Bidco, FRN, 3M TSFR +
3.25%, 7.009%, 7/3/31 (3) 21,987 21,602
Project Boost Purchaser, FRN, 3M
TSFR + 2.75%, 6.482%, 7/16/31  14,461 14,258
Renaissance Holdings, FRN, 1M
TSFR + 4.00%, 7.686%, 4/5/30  15,289 11,683
Sabre GLBL, FRN, 1M TSFR +
6.25%, 10.036%, 7/30/29  5,428 5,130
Salas O'brien, FRN, 1M TSFR +
2.75%, 6.048%, 1/31/33 (2)(5) 9,066 9,089

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Shift4 Payments, FRN, 3M TSFR +
2.00%, 5.732%, 7/3/32  14,303 14,309
Skopima Consilio Parent, FRN, 1M
TSFR + 3.50%, 7.186%, 5/12/28 (3) 8,811 8,247
Speed Midco 3, FRN, 6M TSFR +
2.50%, 6.195%, 10/7/32  9,018 9,014
Staples, FRN, 3M TSFR + 5.75%,
9.561%, 9/4/29  4,111 3,847
TK Elevator U.S. Newco, FRN, 1M
TSFR + 2.75%, 6.573%, 4/30/30  6,683 6,718
TK Elevator U.S. Newco, FRN, 6M
TSFR + 2.75%, 6.704%, 4/30/30  7,228 7,261
Trilon Group, FRN, 3M TSFR +
3.50%, 6.876%, 6/13/33 (2) 10,500 10,493
Trio Bidco, FRN, 3M TSFR + 0.50%,
0.50%, 10/29/32 (2) 1,367 1,365
Trio Bidco, FRN, 3M TSFR + 4.00%,
7.732%, 10/8/32  12,955 12,931
UKG, FRN, 3M TSFR + 2.25%,
6.073%, 2/10/31  49,093 47,693
Wash Bidco, FRN, 1M TSFR +
3.00%, 6.686%, 9/10/32  6,229 6,256
White Cap Supply Holdings, FRN,
1M TSFR + 3.25%, 6.936%, 10/19/29  16,662 16,654
White Cap Supply Holdings, FRN,
1M TSFR + 3.50%, 7.186%, 2/10/33  735 734
440,499
Supermarkets  0.6%
BCPE Empire Holdings, FRN, 1M
TSFR + 3.25%, 6.936%, 12/11/30  4,693 4,638
BCPE Empire Holdings, FRN, 1M
TSFR + 3.50%, 7.186%, 12/29/32  7,581 7,475
EG America, FRN, 1M TSFR +
3.25%, 6.936%, 2/10/31  16,547 16,604
28,717
Utilities  3.6%
Alpha Generation, FRN, 1M TSFR +
1.75%, 5.436%, 9/30/31  14,534 14,484
Cogentrix Finance Holdco I, FRN, 1M
TSFR + 2.25%, 5.936%, 2/26/32  16,245 16,254
Compass Power Generation, FRN,
1M TSFR + 2.50%, 6.186%, 4/16/29  2,968 2,976
Constellation Renewables, FRN, 3M
TSFR + 2.00%, 5.764%, 12/15/27  9,398 9,392
Hamilton Projects Acquiror, FRN, 1M
TSFR + 2.50%, 6.186%, 5/30/31  9,322 9,338
Innio Holding, FRN, 1M TSFR +
2.00%, 5.761%, 11/2/31  6,031 6,021
MRP Buyer, FRN, 3M TSFR +
3.25%, 6.982%, 6/4/32  11,849 11,883
Resilience Parent, FRN, 3M TSFR +
2.50%, 6.232%, 2/28/33  37,925 37,902
Resilience Parent, FRN, 3M TSFR +
5.25%, 8.982%, 2/27/34 (5) 21,232 21,030
Solebury Borrower, FRN, 6M TSFR +
2.25%, 6.128%, 8/4/33 (5) 8,195 8,175
Talen Energy Supply, FRN, 3M TSFR
+ 1.75%, 5.479%, 12/15/31  26,387 26,276
Par/Shares $ Value
(Amounts in 000s)
‡
Talen Energy Supply, FRN, 3M TSFR
+ 1.75%, 5.479%, 11/25/32  12,486 12,434
176,165
Wireless Communications  1.1%
Asurion, FRN, 3M TSFR + 3.75%,
2/23/33 (3) 3,300 3,158
Asurion, FRN, 3M TSFR + 4.25%,
8.073%, 9/19/30 (3) 22,102 21,899
Asurion, FRN, 3M TSFR + 4.25%,
8.173%, 8/19/28  1,343 1,344
Asurion, FRN, 3M TSFR + 5.25%,
9.334%, 1/20/29  27,022 27,046
53,447
Total Bank Loans (Cost
$4,352,093) 4,314,945
CONVERTIBLE PREFERRED STOCKS  0.2%
Insurance  0.2%
Acrisure, Series A-2, Acquisition
Date: 5/20/25, Cost $6,900 (5)(6)(7) 287 9,061
Total Convertible Preferred Stocks
(Cost $6,900) 9,061
CORPORATE BONDS  7.5%
Aerospace & Defense  0.1%
TransDigm, 6.75%, 8/15/28 (8) 2,855 2,877
2,877
Automotive  0.9%
Rivian Holdings, 10.00%, 1/15/31 (8) 40,840 41,831
41,831
Broadcasting  0.7%
CMG Media, 8.875%, 6/18/29 (8) 5,235 4,017
Gray Media, 10.50%, 7/15/29 (8) 1,811 1,910
Neptune Bidco U.S., 9.29%,
4/15/29 (8) 6,960 7,131
Neptune Bidco U.S., 10.375%,
5/15/31 (8) 15,720 16,520
Univision Communications, 9.375%,
8/1/32 (8) 4,445 4,543
34,121
Building Products  0.0%
CP Atlas Buyer, 9.75%, 7/15/30 (8) 390 343
343
Cable Operators  0.3%
CSC Holdings, 11.25%, 5/15/28 (8) 10,080 5,617
Directv Financing, 10.00%,
2/15/31 (8) 9,000 9,528
15,145
Chemicals  0.3%
Bond U.S. Bidco 1, 7.125%,
6/15/33 (8) 7,669 7,793
INEOS Finance, 7.50%, 4/15/29 (8) 7,190 7,148
14,941

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Consumer Products  0.1%
OAK-Eagle Acquireco, 7.25%,
7/1/33 (8) 5,363 5,578
5,578
Container  0.1%
Sword Purchaser, 8.25%, 4/15/33 (8) 6,050 6,259
6,259
Energy  0.4%
NGL Energy Operating, 8.125%,
2/15/29 (8) 2,660 2,744
Venture Global LNG, 9.50%,
2/1/29 (8) 4,075 4,383
Venture Global LNG, VR, 9.00% (8)
(9)(10) 7,045 7,134
Venture Global Plaquemines LNG,
7.50%, 5/1/33 (8) 3,560 3,866
18,127
Financial  0.6%
Acrisure, 8.50%, 6/15/29 (8) 2,950 2,674
Alliant Holdings Intermediate, 6.75%,
4/15/28 (8) 1,775 1,790
Aretec Group, 10.00%, 8/15/30 (8) 3,565 3,754
CRC Insurance Group, 7.125%,
6/1/31 (8) 2,230 2,232
HUB International, 7.375%,
1/31/32 (8) 2,260 2,319
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (8) 4,470 4,612
Navient, 9.375%, 7/25/30  3,320 3,486
USI, 7.50%, 1/15/32 (8) 6,474 6,749
27,616
Health Care  0.6%
1261229 B.C., 10.00%, 4/15/32 (8) 4,150 4,311
CHS, 9.75%, 1/15/34 (8) 4,245 4,333
CHS, 10.875%, 1/15/32 (8) 6,198 6,578
LifePoint Health, 7.00%, 5/1/34 (8) 9,780 9,193
Radiology Partners, 8.50%,
7/15/32 (8) 4,155 4,259
28,674
Information Technology  0.1%
Cloud Software Group, 9.00%,
9/30/29 (8) 7,090 7,106
7,106
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%,
10/1/31 (8) 3,410 3,618
3,618
Other Telecommunications  1.6%
APLD ComputeCo 2, 6.75%,
3/15/31 (8) 11,580 11,136
Big Sky Funding, Series B, 8.50%,
10/20/35, Acquisition Date: 7/9/26,
Cost $76 (5)(6) 76 74
Edged Compute, 7.50%, 4/30/31 (8) 7,530 7,144
ELK Grove Village Property, 7.50%,
6/15/31 (8) 7,240 6,972
Flash Compute, 7.25%, 12/31/30 (8) 12,055 12,131
Par/Shares $ Value
(Amounts in 000s)
‡
Level 3 Financing, 3.75%, 7/15/29 (8) 93 88
Level 3 Financing, 7.00%, 3/31/34 (8) 6,750 6,905
PR RNO Property Owner 1, 6.50%,
5/1/31 (8) 9,735 9,019
Stingray Compute, 6.00%,
6/15/31 (8) 2,438 2,373
WULF Compute, 7.75%, 10/15/30 (8) 7,560 7,859
Yondr JK 1, 6.875%, 6/30/31 (8) 7,085 6,635
Zenith Arc, 8.875%, 8/31/31 (8) 7,255 7,004
77,340
Real Estate Investment Trust
Securities  0.1%
Service Properties Trust, 8.625%,
11/15/31 (8) 2,790 2,924
Service Properties Trust, Zero
Coupon, 9/30/27 (8) 3,715 3,507
6,431
Retail  0.1%
Men's Wearhouse, 9.00%, 2/1/31 (8) 2,737 2,940
2,940
Services  0.7%
Allied Universal Holdco, 7.875%,
2/15/31 (8) 3,627 3,771
Clarivate Science Holdings, 3.875%,
7/1/28 (8) 2,230 2,168
Clarivate Science Holdings, 4.875%,
7/1/29 (8) 8,605 8,101
Sabre Financial Borrower, 11.125%,
6/15/29 (8) 8,905 9,464
UKG, 6.875%, 2/1/31 (8) 12,005 11,840
35,344
Utilities  0.4%
NRG Energy, VR, 10.25% (8)(9)(10) 5,600 5,946
Vistra, VR, 8.00% (8)(9)(10) 2,096 2,102
Vistra, Series C, VR, 8.875% (8)(9)
(10) 10,510 11,193
19,241
Wireless Communications  0.3%
Asurion, 8.00%, 12/31/32 (8) 7,825 7,785
Asurion, 8.375%, 2/1/34 (8) 5,610 5,057
12,842
Total Corporate Bonds (Cost
$362,970) 360,374
PREFERRED STOCKS  0.2%
Financial  0.2%
AH Parent, Series A, Acquisition
Date: 9/27/24, Cost $8,264 (5)(6) 8 8,348
Navacord, Class A, Acquisition Date:
1/30/26, Cost $4,010 (CAD) (5)(6)(7) 6 3,898
Total Preferred Stocks (Cost
$12,274) 12,246

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  4.3%
Money Market Funds  4.3%
T. Rowe Price Government Reserve
Fund, 3.72% (11)(12) 206,267 206,267
Total Short-Term Investments
(Cost $206,267) 206,267
Total Investments in
Securities 101.5%
(Cost $4,940,504) $ 4,902,893
Other Assets Less Liabilities
(1.5)% (72,195)
Net Assets 100.0% $ 4,830,698
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitments at August 31, 2026, were $21,453 and were valued at $21,419 (0.4% of net assets).
(3) All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Level 3 in fair value hierarchy.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $21,381 and represents 0.4% of net assets.
(7) Non-income producing
(8) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $356,814 and represents 7.4% of net assets.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M TSFR Twelve month Term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
PRIME Prime rate
SOFR Secured overnight financing rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Carvana, B3*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 * 391 50 24 26
JPMorgan Chase, Protection Sold (Relevant Credit: Carvana, B3*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 * 390 50 23 27
Total Bilateral Credit Default Swaps, Protection Sold 47 53
Total Return Swaps 0.0%
BNP Paribas, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index at Maturity, Pay Variable 3.642% (SOFR) at Maturity, 9/20/26 10,000 3 (44) 47
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 3.642% (SOFR) at Maturity, 9/20/26 15,265 490 — 490
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 3.642% (SOFR) at Maturity, 12/20/26 28,415 709 — 709
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 3.642% (SOFR) at Maturity, 3/20/27 13,140 197 — 197
Total Bilateral Total Return Swaps (44) 1,443
Total Bilateral Swaps 3 1,496
* Credit ratings as of August 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(44).

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/20/26 USD 373 EUR 322 $ (2)
BNP Paribas 11/20/26 USD 474 EUR 410 (4)
HSBC Bank 11/20/26 USD 1,530 EUR 1,320 (7)
Morgan Stanley 11/20/26 USD 264 EUR 228 (2)
RBC Dominion Securities 10/23/26 USD 1,943 CAD 2,715 (21)
Toronto-Dominion Bank 10/23/26 USD 1,944 CAD 2,714 (20)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (56)

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.72% $ —# $ — $ 3,116+
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government Reserve Fund, 3.72% $ 322,692  ¤  ¤ $ 206,267^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,116 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $206,267.

T. Rowe Price Institutional Floating Rate Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of
1940 (the 1940 Act). The Institutional Floating Rate Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. Rowe Price Institutional Floating Rate Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Institutional Floating Rate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended August 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2026, totaled $(401,000) for the period ended August 31, 2026. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 4,052,424 $ 262,521 $ 4,314,945
Convertible Preferred Stocks — — 9,061 9,061
Corporate Bonds — 360,300 74 360,374
Preferred Stocks — — 12,246 12,246
Short-Term Investments 206,267 — — 206,267
Total Securities 206,267 4,412,724 283,902 4,902,893
Swaps — 1,499 — 1,499
Total $ 206,267 $ 4,414,223 $ 283,902 $ 4,904,392
Liabilities
Forward Currency Exchange Contracts $ — $ 56 $ — $ 56
($000s)
Beginning
Balance
5/31/26
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
8/31/26
Investment in Securities
Bank Loans $ 98,719 $ (419) $ 59,660 $ (19,619) $ 161,687 $ (37,507) $ 262,521
Convertible Preferred Stocks 9,061 — — — — — 9,061
Corporate Bonds 420 (2) 76 (420) — — 74
Preferred Stocks 12,266 (20) — — — — 12,246
Total $ 120,466 $ (441) $ 59,736 $ (20,039) $ 161,687 $ (37,507) $ 283,902

T. Rowe Price Institutional Floating Rate Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E170-054Q1 08/26
Investment in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Bank Loans $262,521 Pricing service -# -# -# -#
Discounted cash flow Discount rate 4% 4% Decrease
Discount spread 5% 5% Decrease
Convertible Preferred Stocks $9,061 Market comparable Premium for liquidation preference
-# -# -#
Rate of return 13% - 15% 14% Decrease
Corporate Bonds $74 Recent comparable
transaction price(s)
-# -# -# -#
Preferred Stocks $12,246 Discounted cash flow Discount rate 11% - 12% 11% Decrease